Significant Accounting Policies - Carrying Amount and Fair Value of Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Publicly traded debt | Carrying Amount
Financial Instruments
Long-term debt	$ 8,731,731	$ 8,742,739	$ 1,907,704
Publicly traded debt | Fair Value
Financial Instruments
Long-term debt	8,330,222	9,054,277	1,912,646
Non-traded debt | Carrying Amount
Financial Instruments
Long-term debt	283,517	1,144,185	4,097
Non-traded debt | Fair Value
Financial Instruments
Long-term debt	$ 272,689	$ 1,088,630	$ 3,783